Deposits from central banks and credit institutions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deposits [Line Items]
Financial liabilities held for trading	€ 79,469	€ 81,167	€ 77,139
Financial liabilities designated at fair value through profit or loss	32,733	48,038	60,995
Financial liabilities at amortized cost	1,349,169	1,248,188	1,230,745
Deposits with central banks	193,102	137,047	75,353
Deposits with central banks, European central bank	€ 99,530	71,324	28,182
Interest rate, deposits with central banks (in percentage)	(0.40%)
TLRTO III
Deposits [Line Items]
Deposits from central banks at amortised cost due to participation in the refinancing operations program	€ 88,894	77,732	46,201
Income from participation in refinancing operations program	868	391
Euro
Deposits [Line Items]
Total financial liabilities	107,908	104,499	79,008
Pound sterling
Deposits [Line Items]
Total financial liabilities	42,451	23,339	18,129
US dollar
Deposits [Line Items]
Total financial liabilities	24,012	26,581	53,403
Brazilian real
Deposits [Line Items]
Total financial liabilities	11,297	12,356	13,022
Other currencies
Deposits [Line Items]
Total financial liabilities	15,521	17,904	11,601
Central banks and Credit institutions
Deposits [Line Items]
Total financial liabilities	201,189	184,679	175,163
Central banks
Deposits [Line Items]
Financial liabilities held for trading	1,038	0	0
Financial liabilities designated at fair value through profit or loss	607	2,490	12,854
Financial liabilities at amortized cost	139,757	112,804	62,468
Total financial liabilities	141,402	115,294	75,322
Central banks | Deposits on demand
Deposits [Line Items]
Total financial liabilities	10	10	5
Central banks | Time deposits
Deposits [Line Items]
Total financial liabilities	134,439	108,090	67,424
Central banks | Reverse repurchase agreements
Deposits [Line Items]
Total financial liabilities	6,953	7,194	7,893
Credit institutions
Deposits [Line Items]
Financial liabilities held for trading	6,488	0	0
Financial liabilities designated at fair value through profit or loss	1,064	6,765	9,340
Financial liabilities at amortized cost	52,235	62,620	90,501
Total financial liabilities	59,787	69,385	99,841
Credit institutions | Deposits on demand
Deposits [Line Items]
Total financial liabilities	6,139	5,727	9,136
Credit institutions | Time deposits
Deposits [Line Items]
Total financial liabilities	37,332	43,308	61,406
Credit institutions | Reverse repurchase agreements
Deposits [Line Items]
Total financial liabilities	16,198	20,179	29,115
Credit institutions | Subordinated liabilities
Deposits [Line Items]
Total financial liabilities	€ 118	€ 171	€ 184